Share Based Payments - Schedule of Exercise Price (Details) - Coinshares International Limited [Member]	Dec. 31, 2025 $ / shares	Dec. 31, 2025 kr / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Exercise Price [Line Items]
Exercise price	$ 5.73		$ 3.56	$ 3.97
March 2025 [Member]
Schedule of Exercise Price [Line Items]
Exercise price | (per share)	7.9	kr 72.8
March 2024 [Member]
Schedule of Exercise Price [Line Items]
Exercise price | (per share)	$ 4.66	kr 50.4